Pioneer Equity Income Fund

Schedule of Investments | January 31, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PEQIX PCEQX PEQKX PQIRX PYEQX

Schedule of Investments | 1/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 100.0%
	COMMON STOCKS - 100.0% of Net Assets
	Air Freight & Logistics - 0.6%
149,127	CH Robinson Worldwide, Inc.	$12,759,306
	Total Air Freight & Logistics	$12,759,306
	Auto Components - 1.5%
776,565	BorgWarner, Inc.	$32,607,964
	Total Auto Components	$32,607,964
	Automobiles - 0.5%
419,755	Honda Motor Co. Ltd. (A.D.R.)	$11,115,112
	Total Automobiles	$11,115,112
	Banks - 7.0%
1,402,104	Bank of America Corp.	$41,572,384
141,203	Canadian Imperial Bank of Commerce	12,027,671
246,442	JPMorgan Chase & Co.	31,709,692
194,345	M&T Bank Corp.	25,744,882
215,980	PNC Financial Services Group, Inc.	30,997,450
302,762	Truist Financial Corp.	14,526,521
	Total Banks	$156,578,600
	Capital Markets - 6.2%
487,622	Bank of New York Mellon Corp.	$19,421,984
42,939	CME Group, Inc.	7,803,734
410,478	Morgan Stanley	27,522,550
249,279	Northern Trust Corp.	22,233,194
254,906	State Street Corp.	17,843,420
272,005	T Rowe Price Group, Inc.	42,563,342
	Total Capital Markets	$137,388,224
	Chemicals - 3.5%
258,993	Celanese Corp.	$31,635,995
156,776	Corteva, Inc.	6,249,091
203,744	Dow, Inc.	10,574,314
186,859	DuPont de Nemours, Inc.	14,845,947
20,543	Ecolab, Inc.	4,201,249
88,761	FMC Corp.	9,611,929
	Total Chemicals	$77,118,525
	Commercial Services & Supplies - 1.3%
182,037	MSA Safety, Inc.	$28,419,616
	Total Commercial Services & Supplies	$28,419,616
	Communications Equipment - 0.7%
351,324	Cisco Systems, Inc.	$15,662,024
	Total Communications Equipment	$15,662,024
	Distributors - 0.7%
174,863	Genuine Parts Co.	$16,416,138
	Total Distributors	$16,416,138
	Diversified Telecommunication Services - 2.6%
239,216	BCE, Inc.	$10,142,758
870,357	Verizon Communications, Inc.	47,652,046
	Total Diversified Telecommunication Services	$57,794,804
	Electric Utilities - 3.2%
736,065	Alliant Energy Corp.	$35,809,562
195,821	American Electric Power Co., Inc.	15,843,877
149,236	NextEra Energy, Inc.	12,068,715
300,929	PPL Corp.	8,326,706
	Total Electric Utilities	$72,048,860
	Electrical Equipment - 0.7%
190,361	Emerson Electric Co.	$15,105,145
	Total Electrical Equipment	$15,105,145
	Electronic Equipment, Instruments & Components - 1.3%
52,948	CDW Corp.	$6,971,134
187,402	TE Connectivity, Ltd.	22,563,201
	Total Electronic Equipment, Instruments & Components	$29,534,335
	Equity Real Estate Investment Trusts (REITs) - 3.7%
243,829	Alexandria Real Estate Equities, Inc.	$40,746,264
167,138	Camden Property Trust	17,073,147
74,632	Digital Realty Trust, Inc.	10,743,277
226,403	Healthcare Realty Trust, Inc.	6,794,354
74,501	Prologis, Inc.	7,688,503
	Total Equity Real Estate Investment Trusts (REITs)	$83,045,545
	Financials - 0.5%
198,293	Charles Schwab Corp.	$10,220,021
	Total Financials	$10,220,021
	Food & Staples Retailing - 0.3%
44,804	Wal-Mart, Inc.	$6,294,514
	Total Food & Staples Retailing	$6,294,514
	Food Products - 6.6%
37,288	Calavo Growers, Inc.	$2,839,481
309,225	General Mills, Inc.	17,965,973
53,309	Hershey Co.	7,753,261
Shares		Value
	Food Products – (continued)
113,542	John B Sanfilippo & Son, Inc.	$9,132,183
335,672	Kellogg Co.	19,784,508
302,306	Lamb Weston Holdings, Inc.	22,582,258
211,948	McCormick & Co., Inc., Class VTG	18,977,824
575,076	Mondelez International, Inc.	31,882,213
141,468	Nestle S.A. (A.D.R.)	15,886,856
	Total Food Products	$146,804,557
	Health Care Equipment & Supplies - 3.7%
380,520	Abbott Laboratories	$47,028,467
58,774	Becton Dickinson and Co.	15,386,445
503,649	Smith & Nephew Plc (A.D.R.)	21,284,207
	Total Health Care Equipment & Supplies	$83,699,119
	Health Care Providers & Services - 4.0%
173,973	AmerisourceBergen Corp.	$18,127,987
44,979	Anthem, Inc.	13,357,863
233,840	CVS Health Corp.	16,754,636
48,337	Humana, Inc.	18,518,388
181,608	Quest Diagnostics, Inc.	23,454,673
	Total Health Care Providers & Services	$90,213,547
	Hotels, Restaurants & Leisure - 0.6%
323,929	Cedar Fair LP	$12,989,553
	Total Hotels, Restaurants & Leisure	$12,989,553
	Household Products - 1.2%
133,132	Clorox Co.	$27,885,829
	Total Household Products	$27,885,829
	Industrial Conglomerates - 1.2%
140,484	Honeywell International, Inc.	$27,446,359
	Total Industrial Conglomerates	$27,446,359
	Insurance - 4.9%
244,083	Chubb, Ltd.	$35,555,571
214,432	First American Financial Corp.	11,212,649
447,424	Lincoln National Corp.	20,353,318
935,513	Sun Life Financial, Inc.	43,276,831
	Total Insurance	$110,398,369
	IT Services - 2.7%
46,648	Accenture Plc	$11,285,084
57,164	Automatic Data Processing, Inc.	9,438,920
70,105	Fidelity National Information Services, Inc.	8,655,163
196,248	Leidos Holdings, Inc.	20,814,063
115,712	Paychex, Inc.	10,103,972
	Total IT Services	$60,297,202
	Machinery - 6.3%
112,288	Caterpillar, Inc.	$20,530,738
1,223,146	Gorman Rupp Co.	38,529,099
460,202	Komatsu, Ltd. (A.D.R.)	12,696,973
114,060	Oshkosh Corp.	10,446,755
429,237	PACCAR, Inc.	39,154,999
248,937	Timken Co.	18,834,574
	Total Machinery	$140,193,138
	Media - 1.3%
356,916	Comcast Corp.	$17,692,326
465,463	Interpublic Group of Cos., Inc.	11,203,695
	Total Media	$28,896,021
	Metals & Mining - 4.9%
280,442	Kaiser Aluminum Corp.	$24,314,321
298,694	Materion Corp.	20,367,944
527,498	Nucor Corp.	25,704,978
328,400	Reliance Steel & Aluminum Co.	38,120,672
	Total Metals & Mining	$108,507,915
	Multiline Retail - 1.6%
202,544	Target Corp.	$36,694,897
	Total Multiline Retail	$36,694,897
	Multi-Utilities - 3.0%
281,908	Ameren Corp.	$20,500,350
249,515	CMS Energy Corp.	14,192,413
374,176	WEC Energy Group, Inc.	33,264,246
	Total Multi-Utilities	$67,957,009
	Oil, Gas & Consumable Fuels - 4.6%
265,683	Chevron Corp.	$22,636,192
309,580	ConocoPhillips	12,392,487
553,887	Marathon Petroleum Corp.	23,905,763
379,855	Phillips 66	25,754,169
304,593	Valero Energy Corp.	17,188,183
	Total Oil, Gas & Consumable Fuels	$101,876,794
	Pharmaceuticals - 7.0%
721,925	AstraZeneca Plc (A.D.R.)	$36,529,405
260,016	Eli Lilly & Co.	54,075,527
Shares		Value
	Pharmaceuticals – (continued)
456,102	Merck & Co., Inc.	$35,151,781
444,993	Novo Nordisk AS (A.D.R.)	30,971,513
	Total Pharmaceuticals	$156,728,226
	Semiconductors & Semiconductor Equipment - 6.0%
185,800	Analog Devices, Inc.	$27,373,914
59,248	CMC Materials, Inc.	8,727,823
269,132	Intel Corp.	14,939,517
181,486	KLA-Tencor Corp.	50,828,784
194,989	Texas Instruments, Inc.	32,307,728
	Total Semiconductors & Semiconductor Equipment	$134,177,766
	Specialty Retail - 0.6%
204,362	TJX Cos., Inc.	$13,087,343
	Total Specialty Retail	$13,087,343
	Telecommunication Services - 1.0%
742,666	AT&T, Inc.	$21,262,528
	Total Telecommunication Services	$21,262,528
	Textiles, Apparel & Luxury Goods - 2.2%
260,446	Carter’s, Inc.	$22,929,666
336,370	VF Corp.	25,856,762
	Total Textiles, Apparel & Luxury Goods	$48,786,428
	Trading Companies & Distributors - 1.9%
497,333	Fastenal Co.	$22,673,412
1,710,967	Ferguson Plc (A.D.R.)	20,052,533
	Total Trading Companies & Distributors	$42,725,945
	Water Utilities - 0.4%
57,472	American Water Works Co., Inc.	$9,139,197
	Total Water Utilities	$9,139,197
	TOTAL COMMON STOCKS
	(Cost $1,588,530,848)	$2,231,876,475
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $1,588,530,848)	$2,231,876,475
	OTHER ASSETS AND LIABILITIES – 0.0% †	$(1,088,612)
	NET ASSETS - 100.0%	$2,230,787,863

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,231,876,475	$–	$–	$2,231,876,475
Total Investments in Securities	$2,231,876,475	$–	$–	$2,231,876,475

During the three months ended January 31, 2021, there were no transfers in or out of Level 3.